UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Charlemagne Capital Limited

Address:   St. Mary's Court
           20 Hill Street
           Douglas
           Isle of Man
           IM1 1EU
           British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jane Bates
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Jane Bates                   British Isles                August 5, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $215,583
                                        (thousands)


List of Other Included Managers:

No.         Form 13F File Number          Name

1.          028-11145                     Charlemagne Capital (IOM) Limited


                                                    FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
AMERICA MOVIL SAB DE CV         SPON ADR L SHS    02364W105   21,111    444,773  SH         DEFINED       1      21,111
BANCO BRADESCO S A              SP ADR PFD NEW    059460303    4,183    263,569  SH         DEFINED       1       4,183
BANCO SANTANDER BRASIL S A      ADS REP 1 UNIT    05967A107      200     19,300  SH         DEFINED       1         200
BANCO SANTANDER CHILE NEW       SP ADR REP COM    05965X109    1,161     17,263  SH         DEFINED       1       1,161
CENTRAL EUROPEAN DIST CORP      COM               153435102    3,789    177,229  SH         SOLE         NONE     3,789
CENTRAL EUROPEAN DIST CORP      COM               153435102    3,653    170,842  SH         DEFINED       1       3,653
CHUNGHWA TELECOM CO LTD         SPON ADR NEW10    17133Q106      451     22,918  SH         DEFINED       1         451
COMPANHIA DE BEBIDAS DAS AME    SPON ADR PFD      20441W203    2,222     21,984  SH         DEFINED       1       2,222
COMPANHIA SIDERURGICA NACION    SPONSORED ADR     20440W105      517     35,210  SH         DEFINED       1         517
COMPANIA DE MINAS BUENAVENTU    SPONSORED ADR     204448104      836     21,765  SH         DEFINED       1         836
CREDICORP LTD                   COM               G2519Y108      851      9,356  SH         DEFINED       1         851
ENERSIS S A                     SPONSORED ADR     29274F104    1,311     65,820  SH         DEFINED       1       1,311
FOMENTO ECONOMICO MEXICANO S    SPON ADR UNITS    344419106   16,820    389,671  SH         DEFINED       1      16,820
GAFISA S A                      SPONS ADR         362607301      257     21,197  SH         DEFINED       1         257
GERDAU S A                      SPONSORED ADR     373737105    1,589    120,642  SH         DEFINED       1       1,589
GREAT BASIN GOLD LTD            COM               390124105    2,121  1,251,523  SH         DEFINED       1       2,121
GRUPO TELEVISA SA DE CV         SP ADR REP ORD    40049J206    8,393    482,079  SH         DEFINED       1       8,393
HYPERDYNAMICS CORP              COM               448954107       63     57,464  SH         DEFINED       1          63
ITAU UNIBANCO HLDG SA           SPON ADR REP PFD  465562106   18,881  1,047,785  SH         DEFINED       1      18,881
MECHEL OAO                      SPONSORED ADR     583840103    5,440    299,957  SH         SOLE         NONE     5,440
MECHEL OAO                      SPONSORED ADR     583840103   11,491    633,627  SH         DEFINED       1      11,491
MECHEL OAO                      SPON ADR PFD      583840509    3,031    441,498  SH         SOLE         NONE     3,031
MECHEL OAO                      SPON ADR PFD      583840509      482     70,256  SH         DEFINED        1        482
MOBILE TELESYSTEMS OJSC         SPONSORED ADR     607409109    6,311    329,467  SH         SOLE         NONE     6,311
MOBILE TELESYSTEMS OJSC         SPONSORED ADR     607409109    8,617    449,856  SH         DEFINED        1      8,617
PETROCHINA CO LTD               SPONSORED  ADR    71646E100    4,657     42,422  SH         DEFINED        1      4,657
PETROLEO BRASILEIRO SA PETRO    SP ADR NON VTG    71654V101   20,742    695,821  SH         DEFINED        1     20,742
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR     71654V408    2,046     59,620  SH         DEFINED        1      2,046
SILICONWARE PRECISION INDS L    SPONSD ADR SPL    827084864      226     42,195  SH         DEFINED        1        226
SK TELECOM LTD                  SPONSORED ADR     78440P108    5,142    349,469  SH         DEFINED        1      5,142
VALE S A                        ADR REPSTG PFD    91912E204   42,495  2,020,218  SH         DEFINED        1     42,495
VIMPELCOM LTD                   SPONSORED ADR     92719A106    4,889    301,983  SH         SOLE         NONE     4,889
VIMPELCOM LTD                   SPONSORED ADR     92719A106   11,604    716,712  SH         DEFINED        1     11,604

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